VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

4. VARIABLE INTEREST ENTITIES

The Group is the primary beneficiary of its VIEs, including Shanghai IT which was designed by the Group to comply with PRC regulations that prohibit direct foreign ownership of businesses that operate online and TV games in the PRC.

Shanghai IT and its VIE subsidiaries

There are certain key contractual arrangements between the Group’s subsidiary, Huiling (wholly-owned foreign enterprise, the "WOFE") and each of the VIEs that provide the Group with control over the VIEs. As a result of these contracts, the Group concluded that it is required to consolidate the VIEs pursuant to the guidance in ASC 810.

A summary of these contractual agreements is as follows:

1)

Loan agreement. The WOFE entered into loan agreements with each shareholder of the relevant VIEs. Pursuant to the terms of these loan agreements, the WOFE granted an interest-free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. These loans have an unspecified term and will remain outstanding for the shorter of the duration of WOFE or that of the VIE, or until such time that the WOFE elects to terminate the agreement (which is at the WOFE’s sole discretion), at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WOFE’s prior written request.

2)

Equity pledge agreement. The shareholders of the VIEs entered into equity pledge agreements with the WOFE. Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFE as collateral for all of their payments due to the WOFE and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements. In addition, the dividend distributions to the shareholders of VIEs, if any, will be deposited in an escrow account over which the WOFE has exclusive control. The pledge shall remain effective until all obligations under such agreements have been fully performed. The shareholders have the obligation to maintain ownership and effective control over the pledged equity. Under no circumstances, without the prior written consent of the WOFE, may the shareholder transfer or otherwise encumber any equity interests in the VIEs. If any event of default as provided for therein occurs, the WOFE, as the pledgee, will be entitled to dispose of the pledged equity interests through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above loan agreements up to the loan amounts.

3)

Call option agreement. The VIEs and their shareholders entered into equity call option agreements with the WOFE. Pursuant to such agreements, the shareholders of the VIEs grant the WOFE an irrevocable and exclusive option to purchase the shares of VIEs at a purchase price equal to the amount of the registered capital of the VIE or the loan provided by the WOFE, permissible by the then-applicable PRC laws and regulations. WOFE may exercise such right at any time during the term of the agreement. Moreover, under the call option agreements, neither the VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity or other legal rights without the prior written approval of the WOFE, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; entering into other materials contracts. The agreements shall not expire until such time as the WOFE acquires all equity interests of the relevant VIEs subject to applicable PRC laws.

4)

Shareholder voting proxy agreement. Each of the VIE’s shareholders executed an irrevocable power of proxy to appoint the WOFE as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders meetings, to exercise voting rights and to appoint directors, a general manager, and other senior management of the VIEs. The power of proxy is irrevocable and may only be terminated at the discretion of the WOFE.

5)

Exclusive technical service agreement. Under the exclusive technical service agreement, the VIEs agreed to engage the WOFE as their exclusive provider of technology consulting and other services for a service fee equal to 90% of all operating profit generated by the VIEs. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. The determination of service fees, however, is under the sole discretion of the WOFE. These agreements do not have specific clauses on renewal but do have an initial term of 20 years (with the earliest expiration date being December 31, 2029). By virtue of the governance rights the WOFE maintains over the VIEs, through the terms of the other agreements noted above, the Group is able to unilaterally renew, extend or amend the service agreements at its discretion.

The Group shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics:

a.	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and
b.	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining that the Group has "the power to direct the activities of the VIE that most significantly impact the VIEs’ economic performance", the Group looked to the specific provisions of the call option agreement and shareholder voting proxy agreement. These agreements, as summarized above, provide the WOFE effective control over all of the corporate and operating decisions of the VIEs, and as such, the Group’s management concluded that the WOFE has the requisite power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. In assessing the Group’s obligation to absorb losses, the Group notes that it has funded through the loan agreements all of the entities’ share capital and also provides financial support as necessary to the entities through intercompany transactions. The Group’s rights to receive economic benefits that are significant to the VIEs are embodied firstly in the equity pledge agreements that secure the equity owners’ obligations under the relevant agreements, and ascribes to the WOFE all of the economic benefits of the equity interests including rights to any dividends declared. Secondly, the exclusive technical service agreement further secures the ability of WOFE to receive substantially all of the economic benefits from each of the VIEs on behalf of the Group.

In conclusion, because the Group, through its wholly owned subsidiary Huiling, has (1) the power to direct the activities of the VIEs that most significantly affect the VIE’s economic performance, and (2) the right to receive benefits from the VIEs that could potentially be significant to the VIEs, the Group has been deemed to be the primary beneficiary of the VIEs and has consolidated the VIEs since the date of execution of such agreements.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Group. As a result, the Group may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Groups business operations and adversely affect the Group’s ability to control the VIEs. As most of the shareholders of the VIEs are directors, officers, shareholders or employees of the Group, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

PRC laws and regulations currently limit foreign ownership of companies that provide Internet content services, which include operating online games. In addition, foreign invested enterprises are currently not eligible to apply for the required licenses to operate online games in the PRC. The9 Limited is incorporated in the Cayman Islands and is considered a foreign entity under PRC laws. Due to restrictions on foreign ownership of companies that provide online games, the Group has entered into contractual arrangements with Shanghai IT to conduct its online games business through its VIEs in the PRC. Shanghai IT holds the necessary licenses and approvals that are essential for the online game business in China. Shanghai IT is principally owned by certain shareholder and employee of the Company. Pursuant to certain other agreements and undertakings, The9 Limited in substance controls Shanghai IT. The Group believes that its current ownership structures and contractual arrangements with Shanghai IT and its equity owners, as well as its operations, are in compliance with all existing PRC laws and regulations. There may, however, be changes and other developments in the PRC laws and regulations or their interpretation. Specifically, following the recent promulgation of the GAPPRFT Circular, it is unclear whether the authorities will deem our VIE structure and contractual arrangements with Shanghai IT as an “indirect or disguised” way for foreign investors to gain control over or participate in domestic online game operators, and challenge our VIE structure accordingly.

If the Group is found to be in violation of any existing or future PRC laws or regulations, or fails to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Group to undergo a costly and disruptive restructuring, such as forcing The9 Limited to transfer its equity interest in the VIEs to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Group to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Group may lose the ability to consolidate and reflect in its financial statements the financial position, and results of operation of the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, the WOFEs or VIEs.

The aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•

The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources, or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual agreements invalid. They may modify the relevant regulation, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from The9 Limited to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. The VIEs are domestic PRC enterprises owned by nominee shareholders, thus the Group is not likely to finance activities of the VIEs by means of direct capital contributions.

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	US$
			(Note 3)
Total assets	80,531,978	150,615,709	21,634,593
Total liabilities	335,980,249	423,900,573	60,889,508

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	19,995,118	16,567,372	182,119	26,160
Net loss	(71,839,112)	(49,024,050)	(51,667,515)	(7,421,574)

The VIEs contributed an aggregate of 27.3%,  95.0% % and 53.3% of the consolidated net revenues for the years ended December 31, 2017, 2018 and 2019, respectively. As of the fiscal years ended December 31, 2018 and 2019, the VIEs accounted for an aggregate of 48.9% and 83.0%, respectively, of the consolidated total assets, and 37.0% and 39.8%, respectively, of the consolidated total liabilities.

The VIE’s assets are not used as collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

Relevant PRC laws and regulations restrict the VIE subsidiaries from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and share capital, to the Group in the form of loans and advances or cash dividends. See Note 27 for disclosure of restricted net assets.